Annual Fund Operating Expenses	Mar. 01, 2026
Sound Mind Investing Fund | Sound Mind Investing Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.38%	[1]
Expenses (as a percentage of Assets)	1.62%	[1]
SMI Multi-Strategy Fund | SMI Multi-Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.38%	[2]
Expenses (as a percentage of Assets)	1.71%
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.28%	[3]
Expenses (as a percentage of Assets)	1.59%

[1]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”
[2]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”
[3]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”